Employee Benefit Plans (Net amount in AOCI and regulatory assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Regulatory assets	$ 1,584	$ 1,552
Defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	160	160
Past service (gains)	0	(1)
Regulatory assets	279	358
Accumulated Other Comprehensive Income (Loss), before Tax, Total	439	517
Amount included in deferred income tax	4	7
Net amount in AOCI after tax adjustment	443	524
Non-pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	(4)	(5)
Past service (gains)	0	0
Regulatory assets	110	78
Accumulated Other Comprehensive Income (Loss), before Tax, Total	106	73
Amount included in deferred income tax	1	1
Net amount in AOCI after tax adjustment	$ 107	$ 72